INVESTMENT IN LEASED VESSEL, NET (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The following table lists the components of our investment in leased vessel, net and the maturity profile of the undiscounted lease receivables:

Year ending December 31, (in thousands of $)
2020	18,300
2021	18,250
2022	18,250
2023	18,250
2024 and thereafter	189,350
Total minimum lease receivable	262,400
Unguaranteed residual value	16,000
Gross investment in sales-type lease	278,400
Less: unearned interest income	(164,263)
Investment in leased vessel, net	114,137
Less: current portion of investment in leased vessel, net	(2,308)
Non-current portion of investment in leased vessel, net	111,829